Financial instruments (Tables)	3 Months Ended
Jan. 31, 2021
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2021			October 31 2020
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$418,274	$65,279	$483,553	$486,658
Undrawn commitments	107,724	3,683	111,407	115,420
Other exposures (4)	119,076	9,602	128,678	120,903
Total non-retail	$645,074	$78,564	$723,638	$722,981
Retail
Drawn (5)	$228,278	$87,054	$315,332	$308,408
Undrawn commitments	51,486	–	51,486	52,835
Total retail	$279,764	$87,054	$366,818	$361,243
Total	$924,838	$165,618	$1,090,456	$1,084,224
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor	The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2021			January 31	October 31	January 31
($ millions)	Average	High	Low	2021	2020	2020
Credit spread plus interest rate	$14.5	$23.2	$9.4	$15.4	$11.5	$17.8
Credit spread	8.4	12.7	4.7	7.7	11.1	11.1
Interest rate	14.9	22.0	8.0	17.9	11.4	11.7
Equities	9.4	20.8	3.3	5.9	3.1	7.0
Foreign exchange	3.1	5.4	1.9	2.4	4.6	9.1
Commodities	5.6	8.5	3.5	5.5	5.0	3.7
Debt specific	4.1	5.1	3.7	3.7	5.2	3.1
Diversification effect	(19.1)	n/a	n/a	(15.9)	(14.8)	(25.0)
Total VaR	$17.6	$32.8	$13.3	$17.0	$14.6	$15.7
Total Stressed VaR	$33.8	$45.4	$22.0	$43.8	$37.0	$51.6

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value (1)
	As at		For the three months ended			As at
($ millions)	January 31 2021	October 31 2020	January 31 2021	October 31 2020	January 31 2020	January 31 2021	October 31 2020	January 31 2020
Liabilities
Senior note liabilities (2)	$20,260	$18,899	$(746)	$235	$(122)	$(547)	$199	$(574)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	(1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2021	$19,713		$20,260	$(547)	$(178)	$(637)
As at October 31, 2020	19,098		18,899	199	(211)	(459)
As at January 31, 2020	12,420		12,994	(574)	(12)	(67)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2021		October 31, 2020
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$89,491	$89,491	$76,460	$76,460
Trading assets	141,768	141,768	117,839	117,839
Securities purchased under resale agreements and securities borrowed	118,831	118,831	119,747	119,747
Derivative financial instruments	46,269	46,269	45,065	45,065
Investment securities – fair value	71,523	71,523	79,745	79,745
Investment securities – amortized cost	28,167	27,713	32,129	31,644
Loans	612,277	603,649	612,368	603,263
Customers’ liability under acceptances	14,775	14,775	14,228	14,228
Other financial assets	14,328	14,328	12,700	12,700
Liabilities:
Deposits	773,422	768,993	755,395	750,838
Financial instruments designated at fair value through profit or loss	20,260	20,260	18,899	18,899
Acceptances	14,856	14,856	14,305	14,305
Obligations related to securities sold short	40,119	40,119	31,902	31,902
Derivative financial instruments	41,296	41,296	42,247	42,247
Obligations related to securities sold under repurchase agreements and securities lent	140,491	140,491	137,763	137,763
Subordinated debentures	7,032	6,600	7,827	7,405
Other financial liabilities	43,717	42,309	43,776	42,660

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2021				October 31, 2020
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,107	$–	$1,107	$–	$1,181	$–	$1,181
Trading assets
Loans	–	7,903	–	7,903	–	8,352	–	8,352
Canadian federal government and government guaranteed debt	8,482	4,069	–	12,551	9,154	3,882	–	13,036
Canadian provincial and municipal debt	–	10,265	–	10,265	–	9,320	–	9,320
US treasury and other US agencies’ debt	8,384	–	–	8,384	5,182	–	–	5,182
Other foreign governments’ debt	11,559	2,816	–	14,375	9,230	3,415	–	12,645
Corporate and other debt	–	11,274	20	11,294	–	10,570	18	10,588
Income funds	141	–	–	141	121	–	–	121
Equity securities	75,430	757	–	76,187	57,078	361	–	57,439
Other (2)	668	–	–	668	1,156	–	–	1,156
	$104,664	$38,191	$20	$142,875	$81,921	$37,081	$18	$119,020
Investment securities (3)
Canadian federal government and government guaranteed debt	$1,600	$13,034	$–	$14,634	$1,728	$15,100	$–	$16,828
Canadian provincial and municipal debt	94	13,595	–	13,689	93	17,454	–	17,547
US treasury and other US agencies’ debt	8,181	1,888	–	10,069	11,930	1,299	–	13,229
Other foreign governments’ debt	13,976	14,860	24	28,860	14,101	13,798	23	27,922
Corporate and other debt	209	796	27	1,032	265	850	23	1,138
Equity securities	2,081	204	954	3,239	1,954	263	864	3,081
	$26,141	$44,377	$1,005	$71,523	$30,071	$48,764	$910	$79,745
Derivative financial instruments
Interest rate contracts	$–	$19,411	$1	$19,412	$–	$21,013	$4	$21,017
Foreign exchange and gold contracts	–	19,277	–	19,277	–	17,943	–	17,943
Equity contracts	98	3,263	2	3,363	290	2,655	3	2,948
Credit contracts	–	239	–	239	–	480	–	480
Commodity contracts	–	3,978	–	3,978	–	2,677	–	2,677
	$98	$46,168	$3	$46,269	$290	$44,768	$7	$45,065
Liabilities:
Deposits (4)	$–	$118	$–	$118	$–	$73	$–	$73
Financial liabilities designated at fair value through profit or loss	–	20,260	–	20,260	–	18,899	–	18,899
Obligations related to securities sold short	32,896	7,223	–	40,119	25,584	6,318	–	31,902
Derivative financial instruments
Interest rate contracts	–	16,000	48	16,048	–	16,937	17	16,954
Foreign exchange and gold contracts	–	18,515	–	18,515	–	19,511	–	19,511
Equity contracts	340	2,628	6	2,974	599	2,133	2	2,734
Credit contracts	–	46	–	46	–	53	–	53
Commodity contracts	–	3,713	–	3,713	–	2,995	–	2,995
	$340	$40,902	$54	$41,296	$599	$41,629	$19	$42,247
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $27,713 (October 31, 2020 – $31,644).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2021.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$18	$2	$–	$–	$–	$–	$20	$2
	18	2	–	–	–	–	20	2
Investment securities
Other foreign governments’ debt	23	–	1	–	–	–	24	n/a
Corporate and other debt	23	1	3	–	–	–	27	1
Equity securities	864	57	(3)	43	(35)	28	954	57
	910	58	1	43	(35)	28	1,005	58
Derivative financial instruments – assets
Interest rate contracts	4	–	–	–	–	(3)	1	–
Equity contracts	3	–	–	–	–	(1)	2	–	(2)

Derivative financial instruments – liabilities
Interest rate contracts	(17)	1	–	(32)	–	–	(48)	1	(3)
Equity contracts	(2)	1	–	(6)	–	1	(6)	1	(2)
	(12)	2	–	(38)	–	(3)	(51)	2
Total	$916	$62	$1	$5	$(35)	$25	$974	$62
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2020:

	As at October 31, 2020
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$15	$3	$–	$–	$–	$–	$18
Investment securities	898	14	7	43	(24)	(28)	910
Derivative financial instruments	(36)	5	–	(7)	25	1	(12)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.